FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange rate risk management (Details) - Currency risk [member] - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024
United States of America, Dollars
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 22,457,193		R$ 17,543,554
Financial liabilities	(76,114,280)		(94,897,365)
Net Financial Assets (Liabilities)	(53,657,087)		(77,353,811)
United States of America, Dollars | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,075,590)		(1,350,763)
United States of America, Dollars | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(70,357,356)		(83,004,915)
United States of America, Dollars | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(66,446)		(93,308)
United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(4,614,888)		(10,448,379)
United States of America, Dollars | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,919,897		6,496,039
United States of America, Dollars | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	427,329		70,255
United States of America, Dollars | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,705,509		7,090,160
United States of America, Dollars | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 5,404,458		R$ 3,887,100
Selling transactions in the futures markets
Disclosure of detailed information about financial instruments [line items]
Value at Risk Time Horizon	24 years	24 years